Shareholder Report, Holdings (Details)	Feb. 28, 2026
Short-Term Bond Fund of America® - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class C | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class C | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class T | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class T | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class F-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class F-1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class F-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class F3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class F3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class F3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class F3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class F3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class F3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class F3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class F3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class 529-A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class 529-A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class 529-C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class 529-C [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class 529-C [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class 529-C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class 529-C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class 529-E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class 529-E [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class 529-E [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class 529-E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class 529-E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class 529-T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class 529-T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class 529-T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class 529-T [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class 529-T [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class 529-T [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class 529-T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® Class 529-F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class 529-F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class 529-F-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class 529-F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class 529-F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class 529-F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class 529-F-3 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class 529-F-3 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class 529-F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class 529-F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class R-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class R-1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class R-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class R-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class R-2E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class R-2E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class R-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class R-3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class R-4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class R-4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class R-5E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class R-5E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class R-5 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class R-5 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class R-5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]
Short-Term Bond Fund of America® - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.35%
Short-Term Bond Fund of America® - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Short-Term Bond Fund of America® - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.85%
Short-Term Bond Fund of America® - Class R-6 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Short-Term Bond Fund of America® - Class R-6 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Short-Term Bond Fund of America® - Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Short-Term Bond Fund of America® - Class R-6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Short-Term Bond Fund of America® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[1]

[1]	Includes derivatives.